Related Party Transactions (Tables)	12 Months Ended
Jun. 30, 2022
Related Party Transactions [Abstract]
Schedule of remuneration of directors and other members of key management personnel
	2022	2021	2020
	$	$	$
Directors’ and officers’ consulting fees	687,585	200,858	100,500
Exploration and evaluation expenditures	220,765	48,000	57,243
	908,350	248,858	157,743

Schedule of all related party balances payable, for services and business expense reimbursements rendered
	2022	2021	2020
	$	$	$
Payable to officers and directors	110,274	236,402	205,648
(Receivable) payable to Nova Minerals Ltd.	(10,287)	43,240	12,300
	99,987	279,642	217,948